Operating Segments (Tables)	6 Months Ended
Dec. 31, 2025
Operating Segments [Abstract]
Schedule of Revenue, Results, Assets, Liabilities and Other Information by Business Segment

The following table provides an analysis of the Group’s revenue, results, assets, liabilities and other information by business segment:

As of December 31, 2025

	IoT	Investment holding and others	Total
	RM	RM	RM
Assets
Segment assets	176,820,095	39,868,177	216,688,272
Current tax asset	17,710	20,056	37,766
Total assets	176,837,805	39,888,233	216,726,038

Liabilities
Segment liabilities	35,243,702	182,845	35,426,547
Deferred tax liabilities and current tax liabilities	6,868,568	1,474	6,870,042
Total liabilities	42,112,270	184,319	42,296,589

Additions to non-current assets:
Property, plant and equipment	-	-	-

Six Months Ended December 31, 2025
Revenue
Total revenue	150,400,000	-	150,400,000
Inter-segment revenue	-	-	-
Revenue from external parties	150,400,000	-	150,400,000

Results
(Loss)/profit before interest, depreciation, impairment and tax	(816,281)	675,179	(141,102)
Depreciation of:
- property, plant and equipment	(10,588,918)	-	(10,588,918)
- right-of-use assets	(62,745)	-	(62,745)
Amortisation of intangible asset	(3,936,886)	-	(3,936,886)
Finance income, net	70,576	384,514	455,090
(Loss)/profit before tax	(15,334,254)	1,059,693	(14,274,561)
Tax expense	(399,085)	(4,185)	(403,270)
(Loss)/profit for the financial period	(15,733,339)	1,055,508	(14,677,831)
As of June 30, 2025
	IoT	Investment holding and others	Total
	RM	RM	RM
Assets
Segment assets	177,364,056	29,047,553	206,411,609
Current tax asset	17,710	14,234	31,944
Total assets	177,381,766	29,061,787	206,443,553

Liabilities
Segment liabilities	9,335,738	429,286	9,765,024
Deferred tax liabilities and current tax liabilities	6,471,342	14	6,471,356
Total liabilities	15,807,080	429,300	16,236,380

Revenue
Total revenue	197,320,000	-	197,320,000
- Inter-segment revenue	-	-	-
Revenue from external parties	197,320,000	-	197,320,000

Results
Profit/(loss) before interest, depreciation, impairment and tax	3,861,297	(2,861,372)	999,925
Depreciation of:
- property, plant and equipment	(28,308,000)	-	(28,308,000)
- right-of-use assets	(124,572)	-	(124,572)
Amortisation of intangible assets	(18,931,458)	-	(18,931,458)
Impairment loss on deposits	(4,000,000)	-	(4,000,000)
Impairment loss on intangible assets	(8,044,989)	-	(8,044,989)
Impairment loss on goodwill	(7,734,427)	-	(7,734,427)
Impairment loss on property, plant and equipment	(6,962,010)	-	(6,962,010)
Reversal of impairment of trade receivable	94,000	-	94,000
Waiver of debts	(306,900)	260,865	(46,035)
Finance income, net	20,487	932,707	953,194
Loss before tax	(70,436,572)	(1,667,800)	(72,104,372)
Tax expense	748,648	(14,095)	734,553
Loss for the financial year	(69,687,924)	(1,681,895)	(71,369,819)